     September 11, 2007
VIA EDGAR AND FEDERAL EXPRESS
Mr. John Reynolds
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549
Re:    TM Entertainment and Media, Inc.
Amendment No. 1 to
Registration Statement on Form S-1
Filed on July 27, 2007
File No. 333-143856
Dear Mr. Reynolds:
          On behalf of TM Entertainment and Media, Inc. (the “Company”), we respond as follows to the Staff’s comment letter, dated August 22, 2007, relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 2 to the Registration Statement (“Amendment No. 2”), a copy of which has been marked with the changes from Amendment No. 1 to the Registration Statement. We are also delivering three (3) courtesy copies of such marked Amendment No. 2 to Ronald E. Alper.
          Please note that for the Staff’s convenience, we have recited each of the Staff’s comments and provided the Company’s response to each comment immediately thereafter.
     General
1.	We note your response to comment five of our letter dated July 19, 2007. Please also include the disclosure required by Item 507 of Regulation S-K.

The insider warrants and common stock underlying those warrants will be registered for resale in the future. Therefore, as there will be no selling security holders, the Registration Statement does not include the disclosure required by Item 507 of Regulation S-K.

2.	We note your response to comment eight of our letter dated July 19, 2007 and we reissue the comment. In an appropriate section of the registration statement, please discuss the logistics of any acquisition in light of the 30% conversion threshold given that the 80% threshold for the value of any business interest you acquire. Please revise to discuss the additional difficulties you may have meeting the 80% threshold in light of decreased trust assets due to greater amounts of conversions than in similar blank check transactions. This appears to be a separate issue than the situation you discuss in the prospectus where the company would acquire a target business significantly in excess of 80% of the nets assets and obtain additional financing. There could be situations where additional financing would be unavailable. Please expand your discussion and add any related risk factors to the risk factors section.

We have revised the discussion on page 29. Please also see the risk factors “Unlike many other blank check offerings...” on page 14 and “The ability of our stockholders to exercise their conversion rights may not allow us to effectuate the most desirable business combination or optimize our capital structure.” on page 21, which the Company believes adequately disclose the risks.

3.	We note your additional disclosure on page 38 that, “We may consider any affiliates of our officers and directors as potential business combination targets.” Please disclose whether the company intends to pursue a business combination(s) with a company(ies) that is affiliated with stockholders, officers and/or directors. Please disclose if any such companies have been considered. Also, in the summary, please disclose the possibility of the company entering into such an affiliated transaction and add any relevant risk factors to the risk factors section.

We have made the requested changes. Please see pages 2, 20, and 38.

4.	We note the disclosure on page 3 and elsewhere that company will obtain an opinion from an unaffiliated, independent banking firm if the board is unable to independently determine the fair market value of the target business. Please disclose whether the investment banking firm will be a member of the National Association of Securities Dealers, Inc.

We have made the requested changes. Please see pages 3 and 40.

5.	We note the disclosure on page 3 and elsewhere that the fair market value of the target business will be determined by the board of directors. Please revise to state whether or not you anticipate that shareholders, in addition to the board of directors, will be entitled to rely on any such fairness opinion. If you anticipate that future disclosure may indicate that the investment banking firm takes the view that shareholders may not rely on the opinion, revise to address how you will consider such a view in deciding which investment banking firm to hire.

We have made the requested changes. Please see pages 3 and 40.
     Use of Proceeds, page 27
6.	Please describe in more detail the expenses under “Working capital...”

We have made the requested changes. Please see page 27.
     Proposed Business, page 36
     Effecting a Business Combination, page 37
     Sources of Target Businesses, page 38
7.	We note your response to comments 22 and 23 of our letter dated July 19, 2007. Please describe the types of compensation or fees to your officers and directors that are customary for a transaction of this type.

We have made the requested changes. Please see page 38.
     Management, page 51
     Other Corporate Governance Matters, page
     Conflicts of Interest, page 51
8.	We note your response to comment 27 of our letter dated July 19, 2007. Please clarify whether the officers and directors, other than Mr. Miller, also have fiduciary obligations to present potential business opportunities to affiliated entities.

We have made the requested changes. Please see page 55.
          If you have any questions, please contact the undersigned at (212) 735-8764 or Joe Segilia at (212) 735-8778.

Sincerely,
/s/ Jack Levy

Jack Levy

cc:	Theodore S. Green
Malcolm Bird
Jonathan Miller
John W. Hyde

3